Income Tax (Details) - Schedule of reconciliation of income tax expense - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Income Tax Expense [Abstract]
Net loss before income tax		$ (72,455)	$ (44,681)
Expected federal income tax recovery calculated at 27%	[1]	(19,563)	(12,064)
Effect of income/expenses, net, that are not (taxable)/deductible (permanent differences) in determining taxable profit		591	3,493
Tax rates differences applicable to foreign subsidiaries		616	(708)
Loss related to loan conversion		(319)
Change valuation allowance		13,825	7,988
Foreign exchange			1,226
Changes in tax rates			950
Intangible asset impairment – effect of tax rate difference		(1,520)
Other		16	65
Income tax expense		$ (6,354)	$ 950

[1]	Due to the substantial alignment of the taxable income base between Canada and its provinces, the combined federal and provincial rate has been used as the reconciliation rate.